PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 5 – PROPERTY AND EQUIPMENT

Property and equipment are summarized as follows:

	December 31, 2017	June 30, 2017
Office furniture and fixtures	$60,477	$58,064
Office equipment	55,499	40,248
Subtotal	115,976	98,312
Less: Accumulated depreciation	54,570	39,026
Total	$61,406	$59,286

Depreciation expense for the six months ended December 31, 2017 and 2016 were $13,638 and $34,320 respectively.

Depreciation expense for the three months ended December 31, 2017 and 2016 were $6,969 and $28,315 respectively.

Note 4 – PROPERTY AND EQUIPMENT

Property and equipment are summarized as follows:

	June 30, 2017	June 30, 2016
Office furniture and fixtures	$58,064	$59,191
Office equipment	40,248	33,270
Leasehold improvements	—	39,591
Subtotal	98,312	132,052
Less: Accumulated depreciation	39,026	29,551
Total	$59,286	$102,501

Depreciation expense for the year ended June 30, 2017 and 2016 was $48,626 and $26,687, respectively.